Document And Entity Information	Sep. 28, 2026
Document Information [Line Items]
Entity, Registrant Name	MOVING iMAGE TECHNOLOGIES, INC.
Document, Type	8-K
Document, Period End Date	Sep. 28, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-40511
Entity, Tax Identification Number	85-1836381
Entity, Address, Address Line One	17760 Newhope Street
Entity, Address, City or Town	Fountain Valley
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92708
City Area Code	714
Local Phone Number	751‑7998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MITQ
Security Exchange Name	NYSE
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001770236